Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

We review our inventory for excess or obsolescence and write down inventory that has no alterna- tive uses to its net realizable. Economic conditions, customer demand and changes in purchasing and distribution can affect the carrying value of inventory. As circumstances warrant, we record provisions for potentially obsolete or slow-moving inventory and lower of cost or net realizable value inventory adjustments. In some instances, these adjustments can have a material effect on the financial results of an annual or interim period. In order to determine such adjustments, we evaluate the age, inventory turns, future sales forecasts and the estimated fair value of inventory.

DKK thousand	2021	2020
Raw materials	35,816	14,398
Work in process	29,588	13,723
Finished goods	53,032	36,919
Total	118,436	65,040
Direct costs	85,270	48,224
Indirect production costs	33,166	16,816

Summary of write downs recognized on inventories

DKK thousand	2021	2020
Accumulated write downs, January 1	-6,948	0
Addition from business combination, cf. note 31	0	-11,294
Write downs in the reporting period	-10,766	486
Utilization of write downs	12,641	3,860
Reversal of write downs	0	0
Exchange differences	-119	0
Accumulated write downs, December 31	-5,192	-6,948